Provision for credit losses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Provision for credit losses
Provision for loan losses	SFr 98	SFr 41
Provision for lending-related and other exposures	9	17
Provision for credit losses	SFr 107	SFr 58